UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Ridge Investments, LLC
Address:  10 South LaSalle Street, Suite 1050
          Chicago, Illinois  60603

Form 13F File No:   28-6668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Samuel Wegbreit
Title:         Managing Member
Phone:         (312) 857-1040
Signature, Place, and Date of Signing:



/s/ Samuel Wegbreit      Chicago, Illinois    April 29, 2002
-------------------      -----------------   ----------------
     (Signature)              (City/State)        (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None



                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  80

Form 13F Information Table Value Total:            $870,724
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                           OAK RIDGE INVESTMENTS, LLC
                                    FORM 13F
                                 March 31, 2002

                                                                    Investment
                                                                    Discretion     Voting Authority
                          Title
                            of                 Value                        Other
     Name of Issuer       Class    Cusip     (x$1,000)  Quantity  Sole  Shr Mgrs  Sole  Shrd   None
    ----------------      -----   ------     ---------  --------  ----  --  ----  ----  ----   ----
ACTRADE FINL TECH          com  00507P102       11,496   749,423   X            10,000        739,423
ALBANY MOLECULAR RESEARCH  com  012423109       12,296   512,953   X            18,000        494,953
ALLETE                     com  018522102        7,686   264,225   X                          264,225
ALLIANCE DATA SYS          com  018581108        1,168    46,465   X            30,000         16,465
ALLTEL CORP                com  020039103        2,843    51,178   X             3,800         47,378
AMERICAN EXPRESS           com  025816109        2,374    57,966   X             3,050         54,916
AMERICAN INTL GRP          com  026874107        3,016    41,806   X             4,071         37,735
AMGEN INC                  com  031162100          209     3,500   X             3,500              0
AOL TIME WARNER            com  00184A105          386    16,310   X             8,950          7,360
APTARGROUP                 com  038336103       26,016   742,241   X                          742,241
ARCHER DANIELS MIDLAND     com  039483102        2,760   198,155   X            21,100        177,055
ASTORIA FINANCIAL          com  046265104       25,815   888,632   X            16,000        872,632
BAY VIEW CAP CORP          com  07262L101       15,263 2,231,471   X            40,000      2,191,471
BRINKER INTL               com  109641100        2,352    72,570   X             8,500         64,070
CACI INTL INC              com  127190304       13,198   375,915   X            10,000        365,915
CAMBREX CORP               com  132011107       22,057   523,905   X             9,000        514,905
CARDINAL HEALTH            com  14149Y108        3,524    49,717   X             4,100         45,617
CAREMARK RX INC            com  141705103       33,770 1,731,796   X            30,000      1,701,796
CHIRON CORP                com  170040109       24,419   532,113   X                          532,113
CHOICEPOINT                com  170388102       43,469   754,674   X             8,500        746,174
CISCO SYS INC              com  17275R102        1,370    80,929   X             1,500         79,429
CITIGROUP                  com  172967101        3,907    78,893   X             6,950         71,943
COGNIZANT TECH SOL         com  192446102       17,289   410,668   X            10,000        400,668
COHERENT INC               com  192479103       16,244   479,180   X            12,000        467,180
CONOCO INC                 com  208251504        3,473   119,007   X            10,025        108,982
DORAL FINANCIAL            com  25811P100       18,964   558,573   X             3,500        555,073
EARTHCARE CO               com  27031N105            2    60,455   X                           60,455
EL PASO CORP               com  28336L109        2,343    53,215   X                           53,215
EXPEDITORS INTL WASH       com  302130109       27,332   448,070   X            12,300        435,770
GENENTECH                  com  368710406        2,905    57,580   X             5,900         51,680
GENERAL DYNAMICS CORP      com  369550108        3,950    42,045   X             3,325         38,720
GENERAL ELEC CO            com  369604103        3,182    85,087   X             8,150         76,937
HCA, INC.                  com  404119109        2,504    56,812   X             7,200         49,612
HCC INS HLDGS              com  404132102       22,228   795,272   X            13,000        782,272
HOUSEHOLD INTL             com  441815107        3,101    54,588   X             1,225         53,363
IMPATH INC                 com  45255G101       20,210   492,442   X             8,000        484,442
IMS HEALTH                 com  449934108        2,265   100,869   X             2,800         98,069
INFOCUS CORP               com  45665B106        6,477   355,674   X                          355,674
INSIGHT ENTERPRISES        com  45765U103       17,899   790,609   X            15,000        775,609
INTEL CORP                 com  458140100        2,198    72,287   X             4,600         67,687
INTL FLAVORS & FRAG        com  459506101        2,212    63,255   X             8,000         55,255
JOHNSON & JOHNSON          com  478160104        4,232    65,151   X             5,000         60,151
JONES APPAREL GRP          com  480074103        2,940    84,119   X             6,800         77,319
KIMBERLY CLARK             com  494368103        2,997    46,350   X             4,700         41,650
L 3 COMMUNICATIONS         com  502424104       26,130   233,306   X                          233,306
LEGG MASON INC             com  524901105       27,631   520,550   X            14,000        506,550
MATTEL INC                 com  577081102        3,427   164,450   X            27,000        137,450
MEDTRONIC                  com  585055106        2,714    60,040   X             5,925         54,115
MERRILL LYNCH              com  590188108        2,864    51,720   X             5,250         46,470
METRO ONE TELECOMM         com  59163F105       21,761   858,409   X            14,000        844,409
MICROSOFT CORP             com  594918104        3,309    54,861   X             5,425         49,436
NET.B@NK INC               com  640933107       14,091   833,757   X            25,000        808,757
NEW YORK COM BANCORP       com  649445103       28,788 1,041,164   X            13,770      1,027,394
NEWPARK RESOURCES          com  651718504       10,482 1,352,466   X            28,000      1,324,466
OMNICARE INC               com  681904108       17,969   694,039   X                          694,039
OWENS & MINOR INC          com  690732102       19,831 1,009,746   X            24,000        985,746
PEREGRINE SYS              com  71366Q101        7,168   752,981   X                          752,981
PERFORMANCE FOOD GRP       com  713755106       18,218   557,814   X             8,800        549,014
PEROT SYSTEMS              com  714265105       20,990 1,052,113   X            22,000      1,030,113
PFIZER INC                 com  717081103        3,087    77,668   X             6,925         70,743
PHILIP MORRIS COS          com  718154107          746    14,165   X                           14,165
PROCTER & GAMBLE           com  742718109        3,597    39,925   X             3,650         36,275
REYNOLDS & REYNOLDS        com  761695105       26,506   883,547   X            17,000        866,547
SHAW GROUP                 com  820280105       15,654   569,216   X            10,000        559,216
SONICWALL, INC             com  835470105       12,071   925,715   X            20,000        905,715
SOVEREIGN BANCORP          com  845905108       23,625 1,681,494   X            24,500      1,656,994
STERICYCLE INC             com  858912108       28,398   453,930   X            13,000        440,930
SUN MICROSYSTEMS           com  866810104        1,122   127,254   X             3,300        123,954
TARO PHARMACEUTICAL        com  M8737E108       14,020   494,544   X            10,000        484,544
TELESPECTRUM WORLDWIDE     com  87951U109            0    16,750   X                           16,750
TRIPOS INC                 com  896928108        1,624    62,050   X            16,000         46,050
TYCO INTL                  com  902124106        2,262    69,983   X             6,350         63,633
UNITED NATURAL FOODS       com  911163103       14,430   579,287   X            11,500        567,787
UNITED PARCEL SVC          com  911312106        2,698    44,375   X             4,000         40,375
UNITED STATIONERS INC      com  913004107       15,170   398,146   X             6,000        392,146
UNIVISION COMMUN           com  914906102        3,317    78,985   X             7,800         71,185
VARIAN INC                 com  922206107       20,095   529,665   X            15,000        514,665
WAL MART STORES            com  931142103        3,289    53,659   X             5,200         48,459
WALGREEN CO                com  931422109        3,061    78,110   X             8,300         69,810
WASHINGTON MUTUAL          com  939322103        6,238   188,289   X            10,000        178,289

                                               870,724
